GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Schedule of the Amounts of Goodwill Assigned to Various Reporting Units Within the Company

Magnetech Industrial Services
Balances as of January 1, 2010	$7,831
Impairment Charge	(7,831)

Balances as of December 31, 2010	$—

The Components of Other Intangible Assets

		September 30, 2012			December 31, 2011
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technical Library	20	$700	$(169)	$531	$700	$(145)	$555
Customer Relationships	15-20	7,722	(1,861)	5,861	7,722	(1,572)	6,150

Total		$8,422	$(2,030)	$6,392	$8,422	$(1,717)	$6,705

		December 31, 2011			December 31, 2010
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accululated Amortization	Net	Gross Carrying Amount	Accululated Amortization	Net
Technical Library	2 0	$700	$(14 5)	$555	$700	$(102)	$59 8
Customer Relationships	15-20	7,722	(1,572)	6,150	7,722	(1,185)	6,537

Total		$8,442	$(1,717)	$6,705	$8,442	$(1,287)	$7,135

Schedule of estimated future amortization expense related to intangible assets in subsequent periods

Year Ending December 31 --
2012	$108
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,392

Year Ending December 31 --
2012	$421
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,705